SUBSEQUENT EVENTS (Details)	Aug. 15, 2022 $ / shares shares
SUBSEQUENT EVENTS
Number of shares surrendered | shares	575,000
Price per share surrendered | $ / shares	$ 0.000005
Subsequent event
SUBSEQUENT EVENTS
Number of shares surrendered | shares	575,000
Price per share surrendered | $ / shares	$ 0.000005